Notes Payable, Related Parties (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Notes payable, related party principal	$ 5,372,743		$ 5,372,743	$ 5,222,259
Notes payable, related party debt discount	0		0	150,484
Notes payable, related party accrued interest	1,391,469		1,171,782	685,907
Notes payable, related party interest expense	$ 219,687	$ 189,211	$ 787,586	$ 634,169